PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 433,391	$ 395,414	$ 867,378	$ 705,489	$ 1,613,923	$ 1,388,096
Construction in progress					21,682	$ 438,208
Construction in progress net					$ 416,256